LITMAN GREGORY FUNDS TRUST

(the “Trust”)

iMGP Global Select Fund (the “Fund”)

Supplement dated December 26, 2023 to the Summary Prospectus, Prospectus and Statement of Additional

Information (“SAI”) of the Litman Gregory Funds Trust dated April 28, 2023, as supplemented

Notice to Existing and Prospective Shareholders:

Effective immediately, Rob Forker, Troy Renauld and Jeff Mueller are no longer Portfolio Managers of the Fund, all references to Mr. Forker, Mr. Renauld and Mr. Mueller with respect to the Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.

Effective immediately, Rayna Lesser Hannaway, Satya Dantuloori, Shane Smith, Greg McIntire and Bryan Power join the team of portfolio managers managing the Fund.

The following information replaces the table for Polen Capital Management, LLC, (“Polen Capital”) in the section entitled “Management” of the Summary Prospectus and the Prospectus, each dated April 28, 2023:

Polen Capital Management, LLC	Damon Ficklin, Head of Team, Portfolio Manager and Analyst, Large Company Growth	2022
	Rayna Lesser Hannaway, CFA, Head of Team, Portfolio Manager and Analyst, Small Company Growth	2023
	Satya Dantuloori, Portfolio Manager and Analyst, Small Company Growth	2023
	Shane Smith, CFA, Portfolio Manager and Analyst, Small Company Growth	2023
	Greg McIntire, CFA, Head of Portfolio Insights and Portfolio Manager, Small Company Growth	2023
	Bryan Power, CFA, Director of Research, Portfolio Manager and Analyst, Large Company Growth	2023

The following information replaces the disclosure related to Damon Ficklin and Jeff Mueller of Polen Capital in the section entitled “iMGP Global Select Fund Portfolio Managers” beginning on page 76 of the Prospectus dated April 28, 2023:

Damon Ficklin

Bryan Power, CFA

Polen Capital Management, LLC

1825 NW Corporate Boulevard, Suite 300

Boca Raton, FL 33431

Damon Ficklin and Bryan Power are the co-portfolio managers for one of the segments of the Global Select Fund’s assets managed by Polen Capital Management, LLC (“Polen Capital”). Ficklin, Co-Head of Team, Portfolio Manager and Analyst, is lead portfolio manager for the Global Growth strategy, and a member of the investment team at Polen Capital. Ficklin joined Polen Capital in 2003. From 2012 through June 30, 2019, Damon was a co-portfolio manager on the Focus Growth strategy. Prior to joining Polen Capital, Ficklin spent one year as an equity analyst at Morningstar. Prior to that, he spent four years as a tax consultant at PricewaterhouseCoopers. Ficklin earned a B.S., magna cum laude, in Accounting from the University of South Florida, an M.S.A. from Appalachian State University, and an M.B.A. with high honors from The University of Chicago Booth School of Business. Power joined Polen Capital in 2016. Prior to joining the firm, Power spent two years as an Associate in equity research and institutional equities at Oppenheimer & Co. Prior to that, he spent almost three years working in various equity related analytical roles at Bloomberg LP. Power received a B.A. in Economics and Business (cum laude) from Johns Hopkins University, where he was a student athlete, and earned an M.B.A. from The University of Chicago Booth School of Business. Power is a CFA® charterholder and member of the CFA Society of South Florida.

Approximately 20% of the Global Select Fund’s assets are managed by Ficklin and Power. Ficklin and Power focus on investments in large capitalization companies (market capitalizations greater than $10 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in their opinion, have a sustainable competitive advantage. In addition, Ficklin and Power may from time to time purchase a common stock, including the common stock of medium capitalization or “midcap” companies (market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in their opinion, the stock represents a particularly attractive investment opportunity.

The following information replaces the disclosure related to Rob Forker and Troy Renauld of Polen Capital in the section entitled “iMGP Global Select Fund Portfolio Managers” beginning on page 77 of the Prospectus dated April 28, 2023:

In rendering investment advisory services to the Fund, Polen may use the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of Polen Capital, Polen Capital UK LLP (“Polen Capital UK”), which may provide services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission. Under this relief, U.S. registered investment advisers are allowed to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the U.S. registered investment adviser.

Rayna Lesser Hannaway, CFA

Shane Smith, CFA

Greg McIntire, CFA

Polen Capital Management, LLC

500 Boylston Street, Suite 1100

Boston, MA 02116

Satya Dantuloori

Polen Capital UK LLP

c/o Polen Capital Management, LLC

500 Boylston Street, Suite 1100

Boston, MA 02116

Rayna Lesser Hannaway, Satya Dantuloori, Shane Smith and Greg McIntire are the portfolio managers for one of the segments of the Global Select Fund’s assets managed by Polen Capital. Polen Capital employs a team-based approach with Rayna Lesser Hannaway as the head of the team.

Rayna Lesser Hannaway, Head of Team, Portfolio Manager and Analyst, is a portfolio manager for the Global SMID Company Growth, U.S. Small Company Growth and U.S. SMID Company Growth strategies. Lesser Hannaway joined Polen Capital in 2017. Prior to joining Polen Capital, she spent nine years in portfolio management and two years as a research analyst at Fidelity Investments in Boston, evaluating small and mid-cap companies. She also spent nine years working in small-cap research for Jennison Associates and Lord Abbett & Company. Lesser Hannaway received a B.A. in Economics from Barnard College, a division of Columbia University. Lesser Hannaway is a CFA® charterholder and holds a CFA Institute Certificate in ESG Investing.

Satya Dantuloori, Portfolio Manager and Analyst, is a portfolio manager for the Global SMID Company Growth, Asia ex-Japan Growth, and India Growth strategies and a member of the investment team at Polen Capital UK.

Dantuloori joined Polen Capital in 2023. Prior to joining Polen Capital, he was an analyst at LGM, where he initially focused on Indian equities and later expanded coverage to emerging markets. Dantuloori was also part of the founding investment team of Laburnum Capital, New Delhi, where he researched Indian equities for more than five years across sectors. He was also the Vice President at Digital Century Capital in New Delhi, where he researched global technology stocks. He began his career at KPMG’s business consulting division as a consultant on corporate strategy in 2006. Dantuloori holds a postgraduate degree in Management from the Indian Institute of Management Calcutta and graduated in Mechanical Engineering from the Indian Institute of Technology Bombay.

Shane Smith, Portfolio Manager and Analyst, is a portfolio manager for the Global SMID Company Growth strategy. Smith joined Polen Capital in 2019. Prior to joining Polen Capital, he was a research analyst on the Global Small Cap team at Franklin Templeton, where he worked for seven years. Smith received a B.S. in Environmental Horticulture and an M.S. in Management with a Minor in Soil and Water Science from the University of Florida. Smith is a CFA® charterholder.

Greg McIntire is the Head of Portfolio Insights and Portfolio Manager at Polen Capital and has been a member of Polen Capital’s Global SMID Company Growth Team since joining the firm in 2023. He has 20 years of experience within the industry, working in asset allocation, equity portfolio management, risk management, manager selection, and quantitative modeling. Prior to joining Polen Capital, he served as the Chief Investment Officer at AJO partners, a Product Manager for Equity offerings at AQR Capital Management, and a Portfolio Manager for US Equity at SEI Investments, alongside analyst duties earlier in his career. McIntire graduated from the University of Illinois Urbana-Champaign, earning his BS in Actuarial Science and MS in Finance. He is a CFA® charterholder.

Approximately 20% of the Global Select Fund’s assets are managed by Lesser Hannaway, Dantuloori, Smith and McIntire focus on investments in small and mid-cap companies that, at the time of purchase, are within the range of the market capitalizations of companies in the MSCI ACWI SMID Index. As of December 31, 2022, the average weighted market capitalization of the issuers in the MSCI ACWI SMID Index was approximately $8.2 billion.

The following information is added to the table in the section entitled “Additional Portfolio Manager Information - Other Accounts Managed by Portfolio Managers” beginning on page 57 of the SAI dated April 28, 2023:

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Global Select Fund
Bryan Power * (Polen Capital)	2	$893.5 million	2	$852.3 million	659	$3.2 billion
Greg McIntire ** (Polen Capital)	0	$0	0	$0	0	$0
Rayna Lesser Hannaway ** (Polen Capital)	2	$83.87 million	2	$24.26 million	184	$250.60 million
Satya Dantuloori ** (Polen Capital)	0	$0	1	$1.1 million	1	$19.38 million
Shane Smith ** (Polen Capital)	0	$0	0	$0	0	$0

*Information is as of July 31, 2023.

**Information is as of October 31, 2023.

The following table reflects information regarding accounts for which the portfolio manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. Information is shown as of July 31, 2023. Asset amounts are approximate and have been rounded.

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager (Firm)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Bryan Power (Polen Capital)	0	$0	1	$28.7 million	1	$195.5 million

As of October 31, 2023, Ms. Lesser Hannaway, Mr. Dantuloori, Mr. Smith and Mr. McIntire did not manage any accounts for which the advisory fee was based on performance.

The following information is added to the table in the section entitled “Portfolio Manager Securities Ownership” beginning on page 94 of the SAI dated April 28, 2023:

Portfolio Manager/ Fund(s) Managed	Dollar Range of Securities Owned
Bryan Power* Global Select Fund	None
Greg McIntire * Global Select Fund	None
Rayna Lesser Hannaway* Global Select Fund	None
Satya Dantuloori* Global Select Fund	None
Shane Smith * Global Select Fund	None

*Information is as of October 31, 2023.

Key of Dollar Ranges for Table: A - None; B - $1 to $10,000; C - $10,001 to $50,000; D - $50,001 to $100,000; E - $100,001 - $500,000; F - $500,001 - $1,000,000; G - Over $1,000,000.

Please keep this Supplement with your Summary Prospectus, Prospectus and Statement of Additional Information.

4